Document and Entity Information	0 Months Ended
Aug. 22, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 22, 2013
Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES SM
Central Index Key	0001537151
Amendment Flag	false
Document Creation Date	Aug. 22, 2013
Document Effective Date	Aug. 22, 2013
Prospectus Date	Jan. 01, 2013
American Funds Global Growth Portfolio (SM) | Class A
Risk/Return:
Trading Symbol	PGGAX
American Funds Global Growth Portfolio (SM) | Class B
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Trading Symbol	PGGBX
American Funds Global Growth Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	GGPCX
American Funds Global Growth Portfolio (SM) | Class F-1
Risk/Return:
Trading Symbol	PGGFX
American Funds Global Growth Portfolio (SM) | Class F-2
Risk/Return:
Trading Symbol	PGWFX
American Funds Global Growth Portfolio (SM) | Class 529-A
Risk/Return:
Trading Symbol	CPGAX
American Funds Global Growth Portfolio (SM) | Class 529-B
Risk/Return:
Trading Symbol	CGGBX
American Funds Global Growth Portfolio (SM) | Class 529-C
Risk/Return:
Trading Symbol	CPGCX
American Funds Global Growth Portfolio (SM) | Class 529-E
Risk/Return:
Trading Symbol	CGGEX
American Funds Global Growth Portfolio (SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CGGFX
American Funds Global Growth Portfolio (SM) | Class R-1
Risk/Return:
Trading Symbol	RGGAX
American Funds Global Growth Portfolio (SM) | Class R-2
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Trading Symbol	RGGBX
American Funds Global Growth Portfolio (SM) | Class R-3
Risk/Return:
Trading Symbol	RGLCX
American Funds Global Growth Portfolio (SM) | Class R-4
Risk/Return:
Trading Symbol	RGGEX
American Funds Global Growth Portfolio (SM) | Class R-5
Risk/Return:
Trading Symbol	RGGFX
American Funds Global Growth Portfolio (SM) | Class R-6
Risk/Return:
Trading Symbol	RGGGX
American Funds Growth Portfolio (SM) | Class R-5
Risk/Return:
Trading Symbol	RGWFX
American Funds Growth Portfolio (SM) | Class R-6
Risk/Return:
Trading Symbol	RGWGX
American Funds Growth Portfolio (SM) | Class A
Risk/Return:
Trading Symbol	GWPAX
American Funds Growth Portfolio (SM) | Class B
Risk/Return:
Trading Symbol	GWPBX
American Funds Growth Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	GWPCX
American Funds Growth Portfolio (SM) | Class F-1
Risk/Return:
Trading Symbol	GWPFX
American Funds Growth Portfolio (SM) | Class F-2
Risk/Return:
Trading Symbol	GWPEX
American Funds Growth Portfolio (SM) | Class 529-A
Risk/Return:
Trading Symbol	CGPAX
American Funds Growth Portfolio (SM) | Class 529-B
Risk/Return:
Trading Symbol	CGPBX
American Funds Growth Portfolio (SM) | Class 529-C
Risk/Return:
Trading Symbol	CGPCX
American Funds Growth Portfolio (SM) | Class 529-E
Risk/Return:
Trading Symbol	CGPEX
American Funds Growth Portfolio (SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CGPFX
American Funds Growth Portfolio (SM) | Class R-1
Risk/Return:
Trading Symbol	RGWAX
American Funds Growth Portfolio (SM) | Class R-2
Risk/Return:
Trading Symbol	RGWBX
American Funds Growth Portfolio (SM) | Class R-3
Risk/Return:
Trading Symbol	RGPCX
American Funds Growth Portfolio (SM) | Class R-4
Risk/Return:
Trading Symbol	RGWEX
American Funds Growth and Income Portfolio (SM) | Class A
Risk/Return:
Trading Symbol	GAIOX
American Funds Growth and Income Portfolio (SM) | Class B
Risk/Return:
Trading Symbol	GAIBX
American Funds Growth and Income Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	GAITX
American Funds Growth and Income Portfolio (SM) | Class F-1
Risk/Return:
Trading Symbol	GAIFX
American Funds Growth and Income Portfolio (SM) | Class F-2
Risk/Return:
Trading Symbol	GAIEX
American Funds Growth and Income Portfolio (SM) | Class 529-A
Risk/Return:
Trading Symbol	CGNAX
American Funds Growth and Income Portfolio (SM) | Class 529-B
Risk/Return:
Trading Symbol	CGNBX
American Funds Growth and Income Portfolio (SM) | Class 529-C
Risk/Return:
Trading Symbol	CGNCX
American Funds Growth and Income Portfolio (SM) | Class 529-E
Risk/Return:
Trading Symbol	CGNEX
American Funds Growth and Income Portfolio (SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CGNFX
American Funds Growth and Income Portfolio (SM) | Class R-1
Risk/Return:
Trading Symbol	RGNAX
American Funds Growth and Income Portfolio (SM) | Class R-2
Risk/Return:
Trading Symbol	RGNBX
American Funds Growth and Income Portfolio (SM) | Class R-3
Risk/Return:
Trading Symbol	RAICX
American Funds Growth and Income Portfolio (SM) | Class R-4
Risk/Return:
Trading Symbol	RGNEX
American Funds Growth and Income Portfolio (SM) | Class R-5
Risk/Return:
Trading Symbol	RGNFX
American Funds Growth and Income Portfolio (SM) | Class R-6
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Trading Symbol	RGNGX
American Funds Balanced Portfolio (SM) | Class A
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Trading Symbol	BLPAX
American Funds Balanced Portfolio (SM) | Class B
Risk/Return:
Trading Symbol	BLPBX
American Funds Balanced Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	BLPCX
American Funds Balanced Portfolio (SM) | Class F-1
Risk/Return:
Trading Symbol	BLPFX
American Funds Balanced Portfolio (SM) | Class F-2
Risk/Return:
Trading Symbol	BLPEX
American Funds Balanced Portfolio (SM) | Class 529-A
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Trading Symbol	CBAAX
American Funds Balanced Portfolio (SM) | Class 529-B
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Trading Symbol	CBBBX
American Funds Balanced Portfolio (SM) | Class 529-C
Risk/Return:
Trading Symbol	CBPCX
American Funds Balanced Portfolio (SM) | Class 529-E
Risk/Return:
Trading Symbol	CBAEX
American Funds Balanced Portfolio (SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CBAFX
American Funds Balanced Portfolio (SM) | Class R-1
Risk/Return:
Trading Symbol	RBAAX
American Funds Balanced Portfolio (SM) | Class R-2
Risk/Return:
Trading Symbol	RBABX
American Funds Balanced Portfolio (SM) | Class R-3
Risk/Return:
Trading Symbol	RBACX
American Funds Balanced Portfolio (SM) | Class R-4
Risk/Return:
Trading Symbol	RBAEX
American Funds Balanced Portfolio (SM) | Class R-5
Risk/Return:
Trading Symbol	RBAFX
American Funds Balanced Portfolio (SM) | Class R-6
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Trading Symbol	RBAGX
American Funds Income Portfolio (SM) | Class A
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Trading Symbol	INPAX
American Funds Income Portfolio (SM) | Class B
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Trading Symbol	INPBX
American Funds Income Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	INPCX
American Funds Income Portfolio (SM) | Class F-1
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Trading Symbol	INPFX
American Funds Income Portfolio (SM) | Class F-2
Risk/Return:
Trading Symbol	INPEX
American Funds Income Portfolio (SM) | Class 529-A
Risk/Return:
Trading Symbol	CIPAX
American Funds Income Portfolio (SM) | Class 529-B
Risk/Return:
Trading Symbol	CIPBX
American Funds Income Portfolio (SM) | Class 529-C
Risk/Return:
Trading Symbol	CIPCX
American Funds Income Portfolio (SM) | Class 529-E
Risk/Return:
Trading Symbol	CIPEX
American Funds Income Portfolio (SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CIPFX
American Funds Income Portfolio (SM) | Class R-1
Risk/Return:
Trading Symbol	RNCAX
American Funds Income Portfolio (SM) | Class R-2
Risk/Return:
Trading Symbol	RINBX
American Funds Income Portfolio (SM) | Class R-3
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Trading Symbol	RNCCX
American Funds Income Portfolio (SM) | Class R-4
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Trading Symbol	RINEX
American Funds Income Portfolio (SM) | Class R-5
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Trading Symbol	RINFX
American Funds Income Portfolio (SM) | Class R-6
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Trading Symbol	RINGX
American Funds Tax-Advantaged Income Portfolio (SM) | Class A
Risk/Return:
Trading Symbol	TAIAX
American Funds Tax-Advantaged Income Portfolio (SM) | Class B
Risk/Return:
Trading Symbol	TXABX
American Funds Tax-Advantaged Income Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	TAICX
American Funds Tax-Advantaged Income Portfolio (SM) | Class F-1
Risk/Return:
Trading Symbol	TAIFX
American Funds Tax-Advantaged Income Portfolio (SM) | Class F-2
Risk/Return:
Trading Symbol	TXIFX
American Funds Preservation Portfolio (SM) | Class F-2
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Trading Symbol	PPEFX
American Funds Preservation Portfolio (SM) | Class 529-A
Risk/Return:
Trading Symbol	CPPAX
American Funds Preservation Portfolio (SM) | Class 529-B
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Trading Symbol	CPPBX
American Funds Preservation Portfolio (SM) | Class 529-C
Risk/Return:
Trading Symbol	CPPCX
American Funds Preservation Portfolio (SM) | Class 529-E
Risk/Return:
Trading Symbol	CPPEX
American Funds Preservation Portfolio (SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CPPFX
American Funds Preservation Portfolio (SM) | Class R-1
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Trading Symbol	RPPVX
American Funds Preservation Portfolio (SM) | Class R-2
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Trading Symbol	RPPBX
American Funds Preservation Portfolio (SM) | Class R-3
Risk/Return:
Trading Symbol	RPPCX
American Funds Preservation Portfolio (SM) | Class R-4
Risk/Return:
Trading Symbol	RPPEX
American Funds Preservation Portfolio (SM) | Class R-5
Risk/Return:
Trading Symbol	RPPFX
American Funds Preservation Portfolio (SM) | Class R-6
Risk/Return:
Trading Symbol	RPPGX
American Funds Preservation Portfolio (SM) | Class A
Risk/Return:
Trading Symbol	PPVAX
American Funds Preservation Portfolio (SM) | Class B
Risk/Return:
Trading Symbol	PPVBX
American Funds Preservation Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	PPVCX
American Funds Preservation Portfolio (SM) | Class F-1
Risk/Return:
Trading Symbol	PPVFX
American Funds Tax-Exempt Preservation Portfolio (SM) | Class A
Risk/Return:
Trading Symbol	TEPAX
American Funds Tax-Exempt Preservation Portfolio (SM) | Class B
Risk/Return:
Trading Symbol	TEPBX
American Funds Tax-Exempt Preservation Portfolio (SM) | Class C
Risk/Return:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio (SM) | Class F-1
Risk/Return:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio (SM) | Class F-2
Risk/Return:
Trading Symbol	TXEFX